Patent fees and related expenses	12 Months Ended
Dec. 31, 2021
Financial Debt
Disclosure of patents and fees related expenses [text block]

26.    Patents fees and related expenses

Patents fees and related expenses consist primarily of compensation for personnel, spending related to the protection of company’s intellectual property, prosecution costs and travel expenses.

	For the year ended December 31
(in EUR 000)	2021	2020	2019
Staff costs	4	53	199
Legal fees	1,054	320	446
Other	4	6	(43)
Capitalized costs	—	(256)	(335)
Total IP, trademark & innovations expenses	1,062	123	267

Before capitalization of € 0 for the year ended December 31, 2021 and €256,000 for the year ended December 31, 2020, patent fees and related expenses increased by €0.7 million, or 180.1 % from €379,000 for the year ended December 31, 2020, to €1.1 million for the year ended December 31, 2021, due to expenses related the in-licensing agreement with Vanderbilt University.

Before capitalization of €256,000 for the year ended December 31, 2020 (2019: €335,000), patents fees and related expenses amounted to €379,000 for the year ended December 31, 2020 (2019: €0.6 million).